Prudential Investment Portfolios 5
655 Broad Street
Newark, New Jersey 07102
December 13, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 5
Registration numbers 333-82621 and 811-09439
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 3, 2024.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1675 or email: george.hoyt@prudential.com.
Very truly yours,
/s/ George Hoyt
George Hoyt
Assistant Secretary